Segment Reporting - Reconciliation of Total Segment Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total assets	$ (8,072,864)	$ (8,391,670)
Segment Reconciling Items | Cash and cash equivalents
Segment Reporting Information [Line Items]
Total assets	(353,241)	(424,169)
Segment Reconciling Items | Other assets not allocated
Segment Reporting Information [Line Items]
Total assets	(102,701)	(70,153)
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Total assets	(14,746)	19,414
Teekay Parent
Segment Reporting Information [Line Items]
Total assets	(1,055,191)	(1,246,858)
Teekay Offshore | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Total assets	0	(233,225)
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	(5,249,465)	(5,188,088)
Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	0	(39,450)
Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	(2,140,652)	(2,106,169)
Teekay Parent [Member] | Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Total assets	(80,455)	(38,280)
Teekay Parent [Member] | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Total assets	$ (161,096)	$ (311,550)